PROPERTY AND EQUIPMENT	12 Months Ended
Feb. 29, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
NOTE 3—PROPERTY AND EQUIPMENT
Property and equipment, net consisted of the following (in millions):

	February 29, 2020	February 23, 2019
Land	$2,119.2	$2,382.7
Buildings	4,720.0	4,968.4
Property under construction	669.3	652.2
Leasehold improvements	1,706.6	1,468.3
Fixtures and equipment	5,802.4	5,132.1
Property and equipment under finance leases	882.5	970.8

Total property and equipment	15,900.0	15,574.5
Accumulated depreciation and amortization	(6,688.1)	(5,713.2)

Total property and equipment, net	$9,211.9	$9,861.3

Depreciation expense was $
1,244.7
 million, $
1,257.7
 million and $
1,330.5
 million for fiscal 2019, fiscal 2018 and fiscal 2017, respectively. Amortization expense related to finance lease assets was $
90.2
 million, $
101.4
 million and $
120.2
 million in fiscal 2019, fiscal 2018 and fiscal 2017, respectively. Fixed asset impairment losses of $
21.8
 million, $
31.0
 million and $
78.8
 million were recorded as a component of (Gain) loss on property dispositions and impairment losses, net in fiscal 2019, fiscal 2018 and fiscal 2017, respectively. The impairment losses primarily relate to assets in underperforming stores, certain surplus properties and fiscal 2019 also includes certain leasehold interests and equipment related to the Plated meal kit subscription and delivery business.